Annual Total Returns[BarChart] - Invesco VI Global Real Estate Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.51%)	28.12%	2.71%	14.62%	(1.48%)	2.04%	13.05%	(6.15%)	23.00%	(12.32%)